Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	Desert Hawk Gold Corp.
Document Type	POS AM
Amendment Flag	true
Amendment Description	Desert Hawk Gold Corp., a Nevada corporation (the “Company”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (Registration number 333-236398) which was declared effective by the SEC on April 14, 2020, and for which an amended was filed on April 6, 2021 and declared effective on April 14, 2021 (collectively, the “Form S-1”).This Post-Effective Amendment No. 2 to Form S-1 (“Post-Effective Amendment”) contains an updated prospectus. This Post-Effective Amendment is being filed by the Company (i) to include the Company’s audited financial statements for the year ended December 31, 2021, (ii) to update the corresponding discussion of such financial information contained in the section “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and other sections of the prospectus, and (iii) to update certain other information in the prospectus, including business activities since the effective date of the Form S-1 as reflected in the Company’s annual report on Form 10-K for the year ended December 31, 2021, as filed with the SEC on March 31, 2022.All filing fees payable in connection with the registration of the securities registered by the Form S-1 were paid by the Registrant at the time of the initial filing of the Form S-1.
Entity Central Index Key	0001168081
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2021
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV